Document And Entity Information - shares	12 Months Ended
	Mar. 31, 2022	Apr. 03, 2023
Document Information Line Items
Entity Registrant Name	Paranovus Entertainment Technology Ltd.
Trading Symbol	PAVS
Document Type	20-F/A
Current Fiscal Year End Date	--03-31
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Central Index Key	0001751876
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	333-230170
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 11, Dongjiao East Road
Entity Address, Address Line Two	Shuangxi, Shunchang
Entity Address, Address Line Three	Shunchang
Entity Address, City or Town	Nanping City
Entity Address, Country	CN
Title of 12(b) Security	Class A ordinary shares, par value US$0.01 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	6706
Auditor Name	Briggs & Veselka Co
Auditor Location	Houston, Texas
Entity Address, Postal Zip Code	353001
Business Contact
Document Information Line Items
Entity Address, Address Line One	No. 11, Dongjiao East Road
Entity Address, Address Line Two	Shuangxi
Entity Address, Address Line Three	Shunchang
Entity Address, City or Town	Nanping City
Entity Address, Country	CN
Contact Personnel Name	Xuezhu Wang
City Area Code	+86
Local Phone Number	0599-782-8808
Entity Address, Postal Zip Code	00000
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding		67,004,583
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding		12,095,100